Intangible Assets, Net (Details) - Schedule of amortization amount of intangible asset $ in Thousands	Jun. 30, 2021 USD ($)
Schedule of amortization amount of intangible asset [Abstract]
2021	$ 1,241
2022	2,596
2023	2,596
2024	2,596
Thereafter	5,811
Total	$ 14,840